Income Taxes - Change in Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 476	$ 471	$ 940
Additions for tax positions of prior years	90	176	108
Reductions for tax positions of prior years		(32)	(1)
Settlements			(576)
Lapse of statute of limitations		(139)
Balance at end of year	$ 566	$ 476	$ 471